UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from
August 1, 2007 to October 31, 2007

Commission File Number of issuing entity: 333-141134-01

SLC STUDENT LOAN TRUST 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-75952

SLC STUDENT LOAN RECEIVABLES I, INC.
(Exact name of depositor as specified in its charter)

THE STUDENT LOAN CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	04-3598719 (I.R.S. Employer Identification Nos.)

750 Washington Blvd. Stamford, Connecticut (Address of principal executive offices of issuing entity)	06901 (Zip Code)

(203) 975-6923
(Telephone number including area code)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-3, A-4, A-5, B and C Student Loan Asset Backed Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑                     No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On November 15, 2007, the SLC Student Loan Trust 2007-1 (the Trust) made its regular quarterly distribution of funds to holders of its Student Loan Asset Backed Notes. The Quarterly Distribution Report is attached as Exhibit 99.1. This report as well as other information about the Trust is also available on The Student Loan Corporation’s website at www.studentloan.com

PART II — OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
 None.

Item 4. Defaults Upon Senior Securities.
Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
No updates to report.

Item 7. Significant Enhancement Provider Information.
 None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)	99.1 Quarterly Distribution Report for SLC Student Loan Trust 2007-1 in relation to the distribution on November 15, 2007.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 20, 2007	SLC STUDENT LOAN TRUST 2007-1

The Student Loan Corporation, as Servicer and on behalf of SLC Student Loan Trust 2007-1

By:
/s/ Daniel P. McHugh
Daniel P. McHugh
Chief Financial Officer

INDEX TO EXHIBITS

Exhibit Number	Exhibit
99.1	Quarterly Distribution Report for SLC Student Loan Trust 2007-1 in relation to the distribution on November 15, 2007.